Consolidated Condensed Statements of Cash Flows (Unaudited) (Q1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (547,205)	$ (601,728)	$ (2,437,873)	$ (2,694,664)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,883	3,080	11,446	13,782
Gain on equipment disposal				(50,200)
Noncash compensation			13,500
Realized foreign currency translation			(57,938)
Accrued liability extinguishment			(501,892)
Change in value of warrant liability		160,689	426,130	(72,223)
Changes in operating assets and liabilities:
Accounts receivable and other current assets	(27,227)	8,074	380,146	(68,478)
Other long-term assets			18,667	11,871
Accounts payable and accrued expenses	209,456	4,292	(225,171)	196,523
Net cash used in operating activities	(363,093)	(425,593)	(2,372,985)	(2,663,389)
Cash flows from investing activities:
Purchase of short-term investments			(679,174)	(1,243,508)
Sale of short-term investments	53,807		734,617	1,351,639
Proceeds from sale of equipment				50,200
Purchase of equipment				(1,548)
Net cash provided by investing activities	53,807		55,443	156,783
Cash flows from financing activities:
Issuance of common stock, net of offering costs	12,723,074		2,783,425
Exercise of warrants		382,215	382,215
Net cash provided by financing activities	12,723,074	382,215	3,165,640
Effect of exchange rate change on cash and equivalents	(909)	(23,935)	(27,804)	15,496
Increase (decrease) in cash and cash equivalents	12,412,879	(67,313)	820,294	(2,491,110)
Cash and cash equivalents at beginning of period	1,946,418	1,126,124	1,126,124	3,617,234
Cash and cash equivalents at end of period	$ 14,359,297	$ 1,058,811	$ 1,946,418	$ 1,126,124